Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and Other Receivables
(1)	Trade and other receivables as of December 31, 2024 and 2025 are as follows:

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	~~W~~	11,266,202	(167,028)	—	11,099,174
Other receivables		1,160,945	(39,817)	(4,086)	1,117,042

		12,427,147	(206,845)	(4,086)	12,216,216

Non-current assets
Trade receivables		1,089,787	(93,746)	—	996,041
Other receivables		2,272,127	(100,351)	(10,408)	2,161,368

		3,361,914	(194,097)	(10,408)	3,157,409

	~~W~~	15,789,061	(400,942)	(14,494)	15,373,625

		2025
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	~~W~~	11,811,493	(186,596)	—	11,624,897
Other receivables		1,039,679	(42,415)	(3,681)	993,583

		12,851,172	(229,011)	(3,681)	12,618,480

Non-current assets
Trade receivables		1,037,726	(93,718)	(83,101)	860,907
Other receivables		2,395,952	(118,479)	(14,195)	2,263,278

		3,433,678	(212,197)	(97,296)	3,124,185

	~~W~~	16,284,850	(441,208)	(100,977)	15,742,665

Other Receivables
(2)	Other receivables as of December 31, 2024 and 2025 are as follows:

		2024
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	~~W~~	403,248	(35,041)	(21)	368,186
Accrued income		112,941	—	—	112,941
Deposits		293,712	(4)	(4,065)	289,643
Finance lease receivables (*1)		92,130	(3,480)	—	88,650
Others		258,914	(1,292)	—	257,622

		1,160,945	(39,817)	(4,086)	1,117,042

Non-current assets
Non-trade receivables		243,813	(62,222)	(41)	181,550
Accrued income		21,395	—	—	21,395
Deposits		486,868	(414)	(10,367)	476,087
Finance lease receivables (*2)		1,264,269	(1,775)	—	1,262,494
Others		255,782	(35,940)	—	219,842

		2,272,127	(100,351)	(10,408)	2,161,368

	~~W~~	3,433,072	(140,168)	(14,494)	3,278,410

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 121,170 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 956,968 million.

		2025
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	~~W~~	478,822	(36,074)	(474)	442,274
Accrued income		43,123	—	—	43,123
Deposits		268,090	—	(3,207)	264,883
Finance lease receivables (*1)		104,600	(5,048)	—	99,552
Others		145,044	(1,293)	—	143,751

		1,039,679	(42,415)	(3,681)	993,583

Non-current assets
Non-trade receivables		401,390	(76,770)	(5,096)	319,524
Accrued income		65,615	(6,320)	—	59,295
Deposits		516,519	(414)	(9,099)	507,006
Finance lease receivables (*2)		1,172,687	(1,954)	—	1,170,733
Others		239,741	(33,021)	—	206,720

		2,395,952	(118,479)	(14,195)	2,263,278

	~~W~~	3,435,631	(160,894)	(17,876)	3,256,861

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 113,272 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ~~W~~ 818,800 million.

Aging Analysis of Trade Receivables
(4)	Aging analysis of trade receivables as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Trade receivables: (not overdue)	~~W~~	12,010,590	12,472,407

Trade receivables: (overdue and impairment reviewed)		345,399	376,812

Less than 60 days		12,289	15,256
60 ~ 90 days		59,427	54,093
90 ~ 120 days		21,642	21,317
120 days ~ 1 year		56,107	65,435
Over 1 year		195,934	220,711

		12,355,989	12,849,219
Less: allowance for doubtful accounts		(260,774)	(280,314)
Less: Present value discount		—	(83,101)

	~~W~~	12,095,215	12,485,804

Aging Analysis of Other Receivables
(5)	Aging analysis of other receivables as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Other receivables: (not overdue)	~~W~~	3,212,146	3,145,499

Other receivables: (overdue and impairment reviewed)		220,926	290,132

Less than 60 days		318	79
60 ~ 90 days		34,267	54,271
90 ~ 120 days		1,786	1,012
120 days ~ 1 year		59,567	60,618
Over 1 year		124,988	174,152

		3,433,072	3,435,631
Less: allowance for doubtful accounts		(140,168)	(160,894)
Less: present value discount		(14,494)	(17,876)

	~~W~~	3,278,410	3,256,861

Changes in the Allowance for Doubtful Accounts
(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023		2024		2025
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	~~W~~	199,000	109,453	232,645	133,953	260,774	140,168
Bad debt expense		68,385	24,290	48,160	21,937	84,625	8,155
Write-off		(26,109)	(4,472)	(17,157)	(23,177)	(37,639)	(14,675)
Reversal		(5,577)	(1,942)	(12,928)	(587)	(2,223)	(4,101)
Others		(3,054)	6,624	10,054	8,042	(25,223)	31,347

Ending balance	~~W~~	232,645	133,953	260,774	140,168	280,314	160,894